Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Contribution for taxes associated with reorganization			$ 265,000
Due from affiliates	$ 6,000		6,000
Affiliated Entity | Financial And Management Advisory Services
Related Party Transaction [Line Items]
Transfers to related parties	$ 0	$ 1,200	1,600	$ 3,700	$ 4,900	$ 4,900	$ 2,800
Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Transfers to related parties					800	3,900
Affiliated Entity | Debt Service And Shared Costs
Related Party Transaction [Line Items]
Transfers to related parties				1,177,000	1,177,000	74,600	62,700
Affiliated Entity | Other Related Party Settlements
Related Party Transaction [Line Items]
Transfers to related parties				82,200	$ 14,300	$ 35,200	25,600
Management Incentive Unit
Related Party Transaction [Line Items]
Share based awards outstanding (in shares)					24,112,170	24,106,646
Director | Affiliated Entity
Related Party Transaction [Line Items]
Transfers to related parties					$ 300	$ 300	300
Director | Management Incentive Unit | Affiliated Entity
Related Party Transaction [Line Items]
Share based awards outstanding (in shares)					2,300,000	2,300,000
Director | Management Incentive Unit | Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Equity transfer to related party							$ 2,300
Additional Paid-In Capital
Related Party Transaction [Line Items]
Contribution for taxes associated with reorganization			$ 265,000
Additional Paid-In Capital | Affiliated Entity | Transfers To Related Parties
Related Party Transaction [Line Items]
Transfers to related parties		$ (42,800)		$ (900)